UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest Fund II, Inc.,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,490	$1,501,175
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	805	864,007
Sub-Lien, Series D, 6.00%, 10/01/42	3,575	3,993,525
		6,358,707
Alaska — 0.9%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	1,235	1,234,951
5.00%, 6/01/46	2,250	1,715,962
		2,950,913
Arizona — 0.1%
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	360	343,753
California — 12.6%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	2,200	2,514,622
Sutter Health, Series B, 6.00%, 8/15/42	3,170	3,758,162
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	890	998,589
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	145	157,715
5.25%, 8/15/49	370	400,340
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	1,495	1,564,263
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	5,930	6,693,428
5.25%, 5/15/39	800	899,512
Municipal Bonds	Par (000)	Value
California (concluded)
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	$360	$430,341
San Marcos Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 8/01/42 (b)	2,000	595,140
State of California, GO, Various Purposes:
6.00%, 3/01/33	2,525	3,047,599
6.50%, 4/01/33	14,925	17,706,572
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	775	873,014
Sub-Series I-1, 6.38%, 11/01/34	1,185	1,425,840
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	720	715,097
		41,780,234
Colorado — 0.3%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,198,924
Connecticut — 1.9%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,375	1,508,636
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G, 5.00%, 7/01/35	3,385	3,833,648
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	950	949,877
		6,292,161
Delaware — 1.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,125	1,280,711

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Delaware (concluded)
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$4,065	$4,396,826

		5,677,537
District of Columbia — 2.9%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	240	276,151
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road:
1st Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,672,590
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33 (b)	6,590	2,941,447
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34 (b)	4,830	2,054,489
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35 (b)	6,515	2,645,676

		9,590,353
Florida — 3.1%
City of Miami Beach Florida Stormwater Revenue, RB, 4.00%, 9/01/45 (c)	435	429,732
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	850	918,731
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,165	1,322,706
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (d)	3,015	3,960,112
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	1,110	929,858
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	2,395	2,636,129

		10,197,268
Georgia — 2.5%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	850	958,256
Municipal Bonds	Par (000)	Value
Georgia (concluded)
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	$515	$584,937
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	130	145,517
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	3,465	3,873,419
Municipal Electric Authority of Georgia, Refunding RB:
Series W, 6.60%, 1/01/18	2,220	2,340,879
Series X, 6.50%, 1/01/20	450	497,421

		8,400,429
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,355	1,532,735
Illinois — 22.5%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	5,865	7,046,446
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	2,490	2,311,467
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	4,555	4,399,265
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	820	856,703
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	800	803,368
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	3,045	2,660,965
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,050	1,104,726
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien:
Project, 5.00%, 11/01/42	3,280	3,388,798
(AGM), 5.25%, 11/01/33	1,325	1,423,673
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	805	918,586

2	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB, Advocate Health Care Network, Series D, 6.50%, 11/01/18 (d)	$5,000	$5,856,600
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	1,610	1,837,026
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	2,615	2,896,322
Senior, Series C, 5.00%, 1/01/37	2,800	3,089,464
Series A, 5.00%, 1/01/38	2,315	2,543,213
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	4,315	4,471,246
Series B-2, 5.00%, 6/15/50	2,500	2,556,200
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	440	508,231
6.00%, 6/01/28	1,140	1,341,677
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	930	1,063,901
Series A (NPFGC), 6.70%, 11/01/21	5,310	6,081,065
Series C (NPFGC), 7.75%, 6/01/20	2,160	2,500,675
State of Illinois, GO:
5.00%, 2/01/39	1,540	1,547,407
Series A, 5.00%, 4/01/35	3,000	3,036,000
Series A, 5.00%, 4/01/38	3,640	3,660,493
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	630	700,144
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	810	883,038
5.00%, 4/01/44	985	1,066,991
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	2,800	2,804,480
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	$1,250	$1,250,412

		74,608,582
Indiana — 4.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	790	951,444
7.00%, 1/01/44	1,905	2,306,898
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,280	3,786,760
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	450	468,783
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,430	1,481,652
Sisters of St. Francis Health Services, 5.25%, 11/01/39	840	930,056
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	2,795	3,179,369
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	1,270	1,401,051

		14,506,013
Iowa — 2.6%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	960	1,014,221
5.50%, 12/01/22	2,340	2,475,860
5.25%, 12/01/25	460	499,804
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,350	1,437,035

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	$3,785	$3,300,974

		8,727,894
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	995	1,087,455
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (e)	1,200	835,296

		1,922,751
Louisiana — 2.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,320	3,951,431
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,020	1,143,746
5.25%, 5/15/31	870	963,229
5.25%, 5/15/32	1,110	1,247,385
5.25%, 5/15/33	1,205	1,326,331
5.25%, 5/15/35	505	557,919

		9,190,041
Maryland — 1.1%
Maryland Community Development Administration, Refunding, HRB, Residential, Series D, AMT, 4.90%, 9/01/42	1,500	1,512,900
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	435	475,159
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	750	791,550
Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	$785	$935,862

		3,715,471
Massachusetts — 3.3%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	2,205	2,252,165
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	990	1,103,919
Massachusetts HFA, RB, AMT:
M/F Housing, Series A, 5.20%, 12/01/37	2,830	2,867,299
S/F Housing, Series 130, 5.00%, 12/01/32	2,720	2,763,330
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 6/01/40	1,995	2,094,650

		11,081,363
Michigan — 6.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	4,425	4,720,369
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,380	1,533,415
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	880	911,689
Michigan State Hospital Finance Authority, Refunding RB, Series A:
Henry Ford Health System, 5.25%, 11/15/46	5,080	5,247,741

4	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State Hospital Finance Authority, Refunding RB, Series A (concluded):
McLaren Health Care, 5.75%, 5/15/18 (d)	$7,560	$8,565,480

		20,978,694
Mississippi — 1.5%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	3,000	3,741,540
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	1,065	1,198,711

		4,940,251
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	255	280,915
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	245	265,867

		546,782
Nebraska — 0.9%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	825	898,120
5.00%, 9/01/42	1,445	1,543,433
County of Hall Nebraska School District No. 2, GO, Grand Island Public Schools, 5.00%, 12/15/39	410	462,607

		2,904,160
New Jersey — 5.4%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,025	1,069,946
5.25%, 11/01/44	800	828,992
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
4.88%, 9/15/19	980	1,025,403
5.25%, 9/15/29	1,955	2,122,641
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	$2,240	$2,580,951
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.38%, 10/01/28	420	435,977
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/43	1,985	2,185,664
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	3,495	3,567,626
Transportation System, Series A, 5.50%, 6/15/41	1,635	1,723,241
Transportation System, Series B, 5.25%, 6/15/36	2,460	2,580,023

		18,120,464
New York — 16.4%
City of New York New York Industrial Development Agency, ARB, British Airways PLC Project, AMT, 7.63%, 12/01/32	1,920	1,948,858
City of New York New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	380	380,163
City of New York New York Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	6,700	7,451,271
Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,460	2,742,457
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	1,800	1,843,200
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	2,300	2,128,052
Metropolitan Transportation Authority, RB, Series C, 6.50%, 11/15/28	9,405	11,047,583
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	10,735	12,327,323

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$1,220	$1,375,587
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	4,520	4,546,713
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	340	351,903
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	850	892,721
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	1,790	2,063,494
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	1,165	1,355,978
6.00%, 12/01/42	1,250	1,454,913
Westchester County Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series E-1, 6.50%, 7/01/17	550	551,452
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	2,300	2,169,912

		54,631,580
North Carolina — 1.8%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,675	1,677,780
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	1,400	1,559,740
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	595	681,924
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Medical Care Commission, Refunding RB (concluded):
Carolina Village Project, 6.00%, 4/01/38	$2,000	$2,103,820

		6,023,264
Ohio — 0.5%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	660	722,291
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	810	854,688

		1,576,979
Pennsylvania — 2.0%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	1,230	1,288,339
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	1,890	2,117,650
Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/42	850	890,044
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	1,035	1,055,276
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,105	1,213,787

		6,565,096
Rhode Island — 0.8%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	2,645	2,593,740
South Carolina — 3.2%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,280	3,640,898

6	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina (concluded)
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	$6,180	$6,927,286

		10,568,184
Tennessee — 0.3%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	995	1,080,759
Texas — 7.8%
Brazos River Authority, Refunding RB, Texas Utility Co., Series A, AMT, 7.70%, 4/01/33 (f)(g)	1,500	90,000
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/46	2,140	2,463,889
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	590	631,141
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	510	582,512
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	965	1,008,010
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	745	881,961
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	455	535,066
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (d)	2,000	2,403,020
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	1,475	1,536,404
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier, 6.25%, 1/01/39	7,000	7,977,620
5.00%, 1/01/35	1,150	1,258,353
5.00%, 1/01/38	925	1,005,281
Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	$2,000	$2,383,780
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,775	3,251,717

		26,008,754
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,780	3,026,419
Virginia — 2.8%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc.:
5.13%, 10/01/37	500	520,825
5.13%, 10/01/42	3,440	3,575,192
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	1,615	1,754,681
6.00%, 1/01/37	2,915	3,329,338

		9,180,036
Washington — 2.3%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40 (c)	755	818,450
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	2,290	2,625,554
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	3,700	4,200,277

		7,644,281
Wisconsin — 3.3%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	7,100	8,231,598

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2015	7

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	$2,465	$2,715,124

		10,946,722
Total Municipal Bonds — 122.1%		405,411,294

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
California — 6.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (d)	3,271	3,816,934
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	2,610	2,907,462
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	9,480	10,678,935
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (d)	2,290	2,490,879
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,077	1,233,037

		21,127,247
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (i)	2,129	2,410,074
Connecticut — 1.9%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3, 5.05%, 7/01/42	6,000	6,418,020
Florida — 1.9%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	5,679	6,447,856
Illinois — 1.0%
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	2,999	3,280,939
Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Maryland — 0.8%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	$2,290	$2,505,168
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,266	2,555,844
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (i)	2,009	2,265,505
New York — 5.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series DD, 5.00%, 6/15/37	6,299	6,926,066
Series FF-2, 5.50%, 6/15/40	1,575	1,801,805
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	1,610	1,833,125
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	6,440	7,423,903

		17,984,899
North Carolina — 2.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series A, 5.00%, 10/01/41	6,239	6,509,615
Ohio — 5.5%
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,400	2,600,256
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	13,843	15,630,811

		18,231,067
South Carolina — 1.7%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (i)	4,995	5,597,647

8	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Texas — 3.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	$2,520	$2,779,686
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,400	3,835,744
Texas Department of Housing & Community Affairs, RB, S/F Mortgage, Series B, AMT, 5.25%, 9/01/32	1,344	1,368,556
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,830	2,071,014

		10,055,000
Washington — 5.4%
Central Puget Sound Regional Transit Authority, RB, Series A (d):
5.00%, 11/01/17	5,000	5,388,561
5.00%, 11/01/17	4,000	4,303,494
(AGM), 5.00%, 11/01/17	7,693	8,293,122

		17,985,177
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (i)	2,499	2,707,432
		Value
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.0%		$126,081,490
Total Long-Term Investments (Cost — $483,565,983) — 160.1%		531,492,784

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (j)(k)	6,482,620	$6,482,620
Total Short-Term Securities (Cost — $6,482,620) — 1.9%		6,482,620
Total Investments (Cost — $490,048,603*) — 162.0%		537,975,404
Other Assets Less Liabilities — 0.2%		458,557
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.0)%		(66,434,321)
VMTP Shares, at Liquidation Value — (42.2)%		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$331,999,640

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$423,955,972

Gross unrealized appreciation	$50,795,199
Gross unrealized depreciation	(3,192,242)

Net unrealized appreciation	$47,602,957

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley & Co. LLC	$818,450	$9,687
Wells Fargo Securities, LLC	$429,732	$5,899

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Non-income producing security.

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2015	9

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires from October 1, 2016 to November 15, 2019, is $13,391,268.

(j)	Represents the current yield as of report date.

(k)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at July 31, 2015	Income
FFI Institutional Tax-Exempt Fund	783,716	5,698,904	6,482,620	193

Portfolio Abbreviations

•	Financial Futures Contracts

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(83)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$10,577,313	$(21,536)

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

10	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$531,492,784	—	$531,492,784
Short-Term Securities	$6,482,620	—	—	6,482,620

Total	$6,482,620	$531,492,784	—	$537,975,404

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(21,536)	—	—	$(21,536)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2015	11

Schedule of Investments (concluded)	BlackRock MuniVest Fund II, Inc. (MVT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$112,050	—	—	$112,050
Liabilities:
TOB Trust Certificates	—	$(66,416,475)	—	(66,416,475)
VMTP Shares	—	(140,000,000)	—	(140,000,000)

Total	$112,050	$(206,416,475)	—	$(206,304,425)

During the period ended July 31, 2015, there were no transfers between levels.

12	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2015

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund II, Inc.

Date: September 22, 2015